ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Royalty and stream receivables	$ 4,312	$ 2,253
GST and other recoverable taxes	33	251
Other receivables	34	12
Total accounts receivable	$ 4,379	$ 2,516